Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash	$ 10,730	$ 7,624
Restricted cash	1,519	2,095
Short-term investments	716	1,106
Trade and other receivables	5,724	11,287
Prepaid expenses and deposits	2,487	9,517
Contract assets	815	651
Inventories	18,953	9,001
Total current assets	40,944	41,281
Non-current liabilities:
Restricted cash	5,076	4,119
Property, plant and equipment	48,672	29,278	[1]
Prepaid expenses and deposits	512
Construction in progress	8,234	31,622
Right-of-use assets	10,590	11,277
Intangible assets	17,108	19,267
Tax equity assets	232	311
Goodwill	1,643	1,643
Derivative financial instruments	455	343
Total non-current assets	92,522	97,860
Total assets	133,466	139,141
Current liabilities:
Trade and other payables	14,635	21,786
Contract liabilities	2,227	5,698
Lease liabilities	1,358	1,005
Short-term loans	6,891	4,734
Current portion of long-term debt	13,613	9,170
Current tax liabilities	428	654
Derivative financial instruments	8
Deferred government grants	118
Tax equity liabilities	88	77
Total current liabilities	39,366	43,124
Lease liabilities	7,064	7,466
Long-term debt	51,778	53,790
Tax equity liabilities	136	215
Provisions	2,498	2,401
Other long-term liabilities	4,160	5,150
Deferred tax liabilities	5,465	5,835
Warrant liabilities	289	1,400
Derivative financial instruments	171
Deferred government grants	2,162
Total non-current liabilities	73,723	76,257
Total liabilities	113,089	119,381
Shareholders’ equity:
Share capital	68,004	45,285
Contributed surplus	3,447	1,951
Accumulated other comprehensive income (loss)	462	(242)
Retained earnings (deficit)	(51,999)	(27,753)
Equity attributable to common shareholders	19,914	19,241
Non-controlling interests	463	519
Total equity	20,377	19,760
Total liabilities and shareholders’ equity	$ 133,466	$ 139,141

[1]	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.